INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities		$ 836.6	$ 90.7
ClickHouse Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Company purchase warrants	$ 50.0
Upward adjustment annual amount		597.4
Toloka Group, Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Upward adjustment annual amount		0.0	0.0
Total Investments in non-marketable equity securities		97.0
Investment impaired		0.0	0.0
Downward adjustment annual amount		$ 0.0	0.0
Weighted average
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Estimated useful lives		5 years 4 months 24 days
ClickHouse Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Total Investments in non-marketable equity securities		$ 737.1	$ 89.7
Toloka Group, Inc
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Percentage of economic interest		81.00%
Percentage of voting interest		49.00%
Total Investments in non-marketable equity securities		$ 97.0